Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies

(1) Nature of Business and Summary of Significant Accounting Policies

(a)	Nature of Operations

Textainer Group Holdings Limited (“TGH”) is incorporated in Bermuda. TGH is the holding company of a group of companies, consisting of TGH and its subsidiaries (collectively, the “Company”), involved in the purchase, management, leasing and resale of marine cargo containers. The Company manages and provides administrative support to the affiliated and unaffiliated owners’ (the “Owners”) container fleets.

The Company conducts its business activities in three main areas: Container Ownership, Container Management and Container Resale.  These activities are described below (also see Note 13 “Segment Information”).

Container Ownership

The Company’s containers consist primarily of standard dry freight containers, but also include refrigerated and other special-purpose containers. These owned containers are financed through retained earnings; revolving credit facilities, secured debt facilities and a term loan provided by banks; bonds payable to investors; and a public offering of TGH’s common shares. Expenses related to lease rental income of owned fleet primarily include direct container expenses, depreciation expense, container impairment and interest expense.

Container Management

The Company manages, on a worldwide basis, a fleet of containers for and on behalf of the Owners.

All rental operations are conducted worldwide in the name of the Company who, as agent for the Owners, acquires and sells containers, enters into leasing agreements and depot service agreements, bills and collects lease rentals from the lessees, disburses funds to depots for container handling, and remits net amounts, less management fees and commissions, to the Owners. Customer accounts receivable, fixed assets, and vendor payables arising from direct container operations of the Owners’ fleet have been excluded from the Company’s consolidated balance sheets.

Fees earned by the Company under the management agreements are typically a percentage of net operating income of each Owner’s fleet and consist of fees for services related to the management of the containers, sales commissions and net acquisition fees earned on the acquisition of containers. Expenses related to the operation of the managed containers include storage, handling, repairs, repositioning, agent, insurance expense general and administrative expense.

The management agreements with the Owners convey to the Company the right to control the use of the managed containers, therefore meeting the definition of a lease. The management agreements have accordingly be deemed to be leases under the guidance of FASB Accounting Standards Codification 840, Leases (“ASC 840”) and lease rental income and expenses arising from the operation of the managed fleet are therefore presented at a gross basis, whereby revenue billed to shipping lines and expenses incurred and distributions to the owners of the managed fleet are presented in the Company’s consolidated statements of comprehensive income (loss).

Container Resale

The Company buys and subsequently resells used containers (trading containers) from third parties. Container sales revenue represents the proceeds on the sale of containers purchased for resale. Cost of containers sold represents the cost of equipment purchased for resale that were sold as well as the related selling costs. The Company earns sales commissions related to the sale of the containers that it manages.

(b)	Principles of Consolidation and Variable Interest Entity

The consolidated financial statements of the Company include TGH and all of its subsidiaries in which the Company has a controlling financial interest. All significant intercompany accounts and balances have been eliminated in consolidation.

The Company determines whether it has a controlling financial interest in an entity by evaluating whether the entity is a variable interest entity (“VIE”) or a voting interest entity (“VME”). If it is determined that the Company does not have a variable interest in the entity, no further analysis is required, and the Company does not consolidate the entity.

TAP Funding

On December 20, 2012, the Company’s wholly-owned subsidiary, Textainer Limited (“TL”), purchased 50.1% of the outstanding common shares of TAP Funding Ltd. (“TAP Funding”) (a Bermuda company) from TAP Ltd. (“TAP”). Both before and after this purchase, TAP Funding leases containers to lessees under operating, direct financing and sales-type leases. TAP is governed by members and management agreements and the Company’s wholly-owned subsidiary, Textainer Equipment Management Limited (“TEML”), manages all of TAP Funding’s containers, making day-to-day decisions regarding the marketing, servicing and design of TAP Funding’s leases.  TL’s purchase of a majority ownership of TAP Funding’s common shares allowed the Company to increase the size of its owned fleet at an attractive price.  Under TAP Funding’s members agreement, TL owns 50.1% and TAP owns 49.9% of the common shares of TAP Funding.  As common shareholders, TL has two voting rights and TAP has one voting right of TAP Funding, with the exception of certain matters such as bankruptcy proceedings and the incurrence of debt and mergers and consolidations, which require unanimity. TL also has two seats and TAP has one seat on TAP Funding’s board of directors. In addition, TL has an option to purchase the remaining outstanding common shares of TAP Funding held by TAP during the period beginning January 1, 2023 and through December 31, 2024 for a purchase price equal to the equity carrying value of TAP Funding plus 6% of TAP’s percentage ownership interest in TAP Funding minus the sum of any and all U.S. federal, state and local taxes of any nature that would be recognized by TL if TAP Funding was liquidated by TL immediately after TL purchased its shares.

TAP Funding is a VME and the Company consolidates TAP Funding as the Company has a controlling financial interest in TAP Funding, in which TL owns 50% or more voting interest. TAP Funding’s profits and losses are allocated to TL and TAP on the same basis as their ownership percentages. The equity owned by TAP in TAP Funding is shown as a noncontrolling interest on the Company’s consolidated balance sheets and the net income (loss) attributable to the noncontrolling interest’s operations is shown as net (income) loss attributable to the noncontrolling interests on the Company’s consolidated statements of comprehensive income (loss).

TWCL

The Company had a joint venture, TW Container Leasing, Ltd. (“TW”) (a Bermuda company), between TL and Wells Fargo Container Corp. (“WFC”). TL owned 25% and WFC owned 75% of the common shares and related voting rights of TW. The purpose of TW was to lease containers to lessees under direct financing leases. TW was governed by members, credit and management agreements. Under the management agreement, TEML managed all of TW’s containers, making day-to-day decisions regarding the marketing, servicing and design of TW’s direct financing leases. TL also had two seats and WFC had six seats on TW’s board of directors, with each seat having equal voting rights, provided, however, that the approval of at least one TL-appointed director is required for any action of the board of directors. In October 2018, TL entered into an agreement to purchase 75% of the total outstanding common shares of TW from WFC for a cash consideration of $29,658. After the acquisition, TW became a wholly-owned subsidiary of TL. The Company accounted for this equity transaction as a reduction in the related noncontrolling interest.

Prior to the capital restructuring, the Company had determined that it had a variable interest in TW and that TW was a VIE. The Company consolidated TW as the Company had determined that it was the primary beneficiary of TW by its equity ownership in the entity and by virtue of its role as manager of the vehicle, namely that the Company had the power to direct the activities of TW that most significantly impact TW’s economic performance. After the capital restructuring which was effective on October 1, 2018, TW became a wholly-owned subsidiary or a VME of TL. Therefore, the Company retains its controlling financial interest and continues to include TW’s financial statements in its consolidated financial statements. As a result of the capital restructuring, TL acquired the noncontrolling interest (“NCI”) in TW which was reduced by $30,438 and the difference between the carrying value of the NCI and the cash consideration was recognized as an increase in additional paid-in capital (“APIC”) by $780.

Changes in the Company’s shareholder’s equity resulting from changes in its ownership interest in TW for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Net income (loss) attributable to TGH common shareholders	$50,378	$19,365	$(52,483)
Transfers from the noncontrolling interest:
Increase in TGH’s APIC for TW capital restructuring	780	—	—
Changes from net income (loss) attributable to TGH common shareholders and transfers from noncontrolling interest	$51,158	$19,365	$(52,483)

Prior to the capital restructuring, the equity previously owned by WFC in TW was shown as a noncontrolling interest on the Company’s consolidated balance sheet as of December 31, 2017. After the capital restructuring, there is no noncontrolling interest in TW on the Company’s consolidated balance sheet as of December 31, 2018. The net income attributable to the noncontrolling interests’ operations for the period ending September 30, 2018, and for the year ending December 31, 2017 and 2016, are shown as net income attributable to the noncontrolling interests on the Company’s consolidated statements of comprehensive income (loss).

Under a credit agreement with Wells Fargo Bank, N.A. (“WFB”), TW had a credit facility which was terminated prior to its scheduled maturity and the unpaid debt amount of $65,269 was fully repaid in November 2018. (see Note 12 “Debt and Derivative Instruments”).

Managed Containers

The Company enters into container management agreements with Owners or third-party investors. The fees earned by the Company for managing container portfolios on behalf of Owners are commensurate with the level of effort required to provide those management services and the Company does not have the obligation to absorb losses or the right to receive benefits that may be significant to the Owners. As such, the Company is not the primary beneficiary and does not consolidate the Owners. Managed containers which are owned by Owners are not assets of the Company and are not included in the consolidated financial statements. (see Note 1(a) “Nature of Operations”).

Owned Containers

The majority of the container equipment included in the accompanying consolidated financial statements is owned by TL, Textainer Marine Containers II Limited (“TMCL II”), Textainer Marine Containers V Limited (“TMCL V”), Textainer Marine Containers VI Limited (“TMCL VI”) and Textainer Marine Containers VII Limited (“TMCL VII”), all Bermuda companies and all of which were wholly-owned subsidiaries of the Company as of December 31, 2018.

(c)	Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are comprised of interest-bearing deposits or money market securities with original maturities of three months or less. The Company maintains cash and cash equivalents and restricted cash (see Note 14 “Commitments and Contingencies—Restricted Cash”) with various financial institutions. These financial institutions are located in Bermuda, Canada, Hong Kong, Malaysia, Singapore, the United Kingdom and the United States. A significant portion of the Company’s cash and cash equivalents and restricted cash is maintained with a small number of banks and, accordingly, the Company is exposed to the credit risk of these counterparties in respect of the Company’s cash and cash equivalents and restricted cash. Furthermore, the deposits maintained at some of these financial institutions exceed the amount of insurance provided on the deposits. Restricted cash is excluded from cash and cash equivalents and is included in long-term assets reported within the consolidated balance sheets.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2018	2017	2016
Cash and cash equivalents	$137,298	$137,894	$84,045
Restricted cash included in long-term assets	87,630	99,675	58,078
Cash, cash equivalents and restricted cash, end of period	$224,928	$237,569	$142,123

(d)	Intangible Assets

Intangible assets, consisting primarily of exclusive rights to manage container fleets, are amortized over the expected life of the contracts based on forecasted income to the Company.  The contract terms range from 11 to 13 years.  The Company reviews its intangible assets for impairment if events and circumstances indicate that the carrying amount of the intangible assets may not be recoverable. The Company compares the carrying value of the intangible assets to expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying amount exceeds expected undiscounted cash flows, the intangible assets shall be reduced to their fair value.

(e)	Revenue Recognition

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). This updated standard replaced all current U.S. GAAP guidance on this topic and eliminated industry-specific guidance. Leasing revenue recognition is specifically excluded from ASU 2014-09, and therefore, the new standard only applies to sales of equipment portfolios, dispositions of used equipment and management service agreements. The guidance defines a five-step process to achieve the core principle of ASU 2014-09, which is to recognize revenues when promised goods or services are transferred to customers in amounts that reflect the consideration to which an entity expects to be entitled for those goods or services.

The Company adopted the updated revenue standards on the effective date of January 1, 2018 using the modified retrospective method. The adoption of ASU 2014-09 did not have an impact on the timing of revenue recognition or on its consolidated financial statements and related disclosures. The Company did not record a cumulative adjustment related to the adoption of ASU 2014-09. The components of the Company’s revenue as presented in the consolidated statements of comprehensive income (loss) and in Note 13 “Segment Information” are as follows:

Lease Rental Income

Leasing income arises principally from the renting of containers to various international shipping lines. Total fleet lease rental income, as reported in the consolidated statements of comprehensive income (loss), includes the entire rental fee collected from the lessee, including rental fees for the managed fleet as the management agreements with the owners convey to the Company the right to control the use of the managed containers. See Note 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 5 “Revenue from Managed Container Fleet”.

Revenue is recorded when earned according to the terms of the container rental contracts with customers. These contracts are typically for terms of five or more years and are generally classified as operating leases. Where minimum lease payments vary over the lease term, revenue is recognized on a straight-line basis over the term of the lease. Lease rental income comprises daily per diem rental charges due under the lease agreements, together with payments for other charges set forth in the leases, such as handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan.

Under long-term lease agreements, containers are usually leased from the Company for periods of five or more years. Such leases are generally cancelable with a penalty at the end of each 12-month period. Under master lease agreements, the lessee is not committed to leasing a minimum number of containers from the Company during the lease term and may generally return the containers to the Company at any time, subject to certain restrictions in the lease agreement. Under long-term lease and master lease agreements, revenue is earned and recognized evenly over the period that the equipment is on lease.

Under direct financing and sales-type leases, the containers are usually leased from the Company for the remainder of the container’s useful life and ordinarily provide lessees with a right to purchase the subject containers for a nominal amount at the end of the lease term. Finance lease income is recognized using the effective interest method, which generates a constant rate of interest over the period of the lease.

Gain on sale of owned fleet containers, net, also includes gains and losses recognized at the inception of sales-type leases, representing the excess of the estimated fair value of containers placed on sales-type leases over their book value.

The Company’s container leases generally do not include step-rent provisions, nor do they depend on indices or rates.  The Company recognizes revenue on container leases that include lease concessions in the form of free-rent periods using the straight-line method over the minimum terms of the leases.

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for all container fleet as of December 31, 2018:

	Owned	Managed	Total
Year ending December 31:
2019	$303,624	$53,084	$356,708
2020	227,222	33,381	260,603
2021	174,630	23,280	197,910
2022	133,234	10,123	143,357
2023 and thereafter	258,822	23,465	282,287
Total future minimum lease payments receivable	$1,097,532	$143,333	$1,240,865

Management Fee Revenue

Under the Company’s management service agreements with third-party container investors or Owners, fees are earned for the acquisition and disposition of containers under management. The Company’s net acquisition fees and sales commissions, which are presented as management fees from non-leasing services in the consolidated statements of comprehensive income (loss), are generally calculated as a fixed percentage of the cost of the managed containers purchased and the proceeds from the sale of managed containers, respectively. Acquisition fees from purchases of containers for managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).

Container Resale Revenue

The Company’s trading container sales proceeds revenue arise from the resale of used containers to a wide variety of buyers. The related expenses represent the cost of trading containers sold as well as other selling costs that are recognized as incurred. The Company also generally sells containers at the end of their useful lives or when it is financially attractive to do so. The gain on sale of owned fleet containers is the excess of the sale price over the carrying value for these units at the time of sale. Revenue is recorded at a point in time following the transfer of control of the containers to the customer, which typically occurs upon delivery to, or pick-up by, the customer and when collectability is reasonably assured.

Allowance for Doubtful Accounts

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its lessees to make required payments. These allowances are based on management’s current assessment of the financial condition of the Company’s lessees and their ability to make their required payments. If the financial condition of the Company’s lessees deteriorates, resulting in an impairment of their ability to make payments, additional allowances may be required.

Accounts receivables are generally written off after an analysis is completed which indicates that collection of the full balance is remote. Changes in economic conditions or other events may necessitate additions or deductions to the allowance for doubtful accounts. The allowance is intended to provide for losses inherent in the owned fleet’s accounts receivable and requires the application of estimates and judgments as to the outcome of collection efforts and the realization of collateral, among other things.

(f)	Direct Container Expenses – Owned Fleet

Direct container expense represents the operating costs arising from the containers owned by the Company and includes storage, handling, maintenance and repair, repositioning, agent, insurance expense and repair and recovery costs for problem lessees. These costs are recognized when incurred.

(g)	Distribution to Managed Fleet Owners

Our distribution amounts to Owners for the managed fleet includes the net operating income of each Owner’s fleet, reduced by the management fees earned and retained by the Company. This amount also includes expenses related to the operation of the managed containers which are presented on a gross basis in the consolidated statements of comprehensive income (loss). Expenses related to the opeastion of the managed containers such as storage, handling, repairs, repositioning, agent, insurance expense and general and administrative expenses are recognized when incurred.

(h)	Trading Containers and Containers Held for Resale

The Company, through one or more of its subsidiaries, buys trading containers for resale, which are valued at the lower of cost or fair value. The cost of trading containers sold is specifically identified. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less cost to sell. The fair value was estimated based on recent gross sales proceeds for sales of similar containers.

(i)	Foreign Currencies

A functional currency is determined for each of the Company’s entities based on the currency of the primary economic environment in which the entity operates. The Company’s functional currency is the U.S. dollar, excluding its foreign subsidiaries Textainer Equipment Management (United Kingdom) Limited and Textainer Equipment Management (Singapore) Pte Ltd. Assets and liabilities denominated in a currency other than the entity’s functional currency are re-measured into its functional currency at the balance sheet date with a gain or loss recognized in current year net income. Foreign currency exchange gains or losses that arise from exchange rate changes on transactions denominated in a foreign currency are recognized in net income as incurred. Foreign currency exchange gains or losses, reported in direct container expense in the consolidated statements of comprehensive income (loss) were $(1,085), $(156), and $188 for the years ended December 31, 2018, 2017 and 2016, respectively. For consolidation purposes, the financial statements are translated into U.S. dollars using the current exchange rate for the assets and liabilities and a weighted average exchange rate for the revenues and expenses recorded during the year with any translation adjustment shown as an element of accumulated other comprehensive income (loss).

(j)	Containers and Fixed Assets

Capitalized container costs include the container cost payable to the manufacturer and the associated transportation costs incurred in moving the Company’s owned containers from the manufacturer to the containers’ first destined port. Containers are depreciated using the straight-line method over their estimated useful lives to an estimated dollar residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated dollar residual value.

The Company evaluates the estimated residual values and remaining estimated useful lives on a regular basis to determine whether a change in its estimates of useful lives and residual values is warranted.

After the Company performed its regular depreciation policy review during the third quarter of 2018, the Company concluded that, beginning July 1, 2018, an increase in the estimated future residual value of its 40’ high cube dry containers and a decrease in the estimated future residual value of its 40’ high cube refrigerated containers, as shown in the below table of the Company’s useful lives and residual values estimates, was appropriate. Depreciation expense may fluctuate in future periods based on fluctuations in these estimates. The net effect of these changes was a decrease in depreciation expense of $132 for the year ended December 31, 2018.

After the Company performed its regular depreciation policy review during the third quarter of 2017, the Company concluded that, beginning July 1, 2017, an increase in the estimated future residual value of its 20’ dry containers, 40’ dry containers and 40’ high cube dry containers, as shown in the below table of the Company’s useful lives and residual values estimates, was appropriate. Depreciation expense may fluctuate in future periods based on changes to these estimates. The net effect of these changes was a decrease in depreciation expense of $7,104 for the year ended December 31, 2017.

The Company estimates the useful lives and residual values of its containers to be as follows:

	Effective July 1, 2018		July 1, 2017 through June 30, 2018		January 1, 2017 through June 30, 2017
	Estimated useful	Residual	Estimated useful	Residual	Estimated useful	Residual
	life (years)	Value	life (years)	Value	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000	13	$1,000	13	$950
40'	14	$1,200	14	$1,200	14	$1,150
40' high cube	13	$1,400	13	$1,350	13	$1,300
45' high cube dry van	13	$1,500	13	$1,500	13	$1,500
Refrigerated containers:
20'	12	$2,750	12	$2,750	12	$2,750
20' high cube	12	$2,049	12	$2,049	12	$2,049
40' high cube	12	$4,000	12	$4,500	12	$4,500
Open top and flat rack containers:
20' folding flat rack	15	$1,300	15	$1,300	15	$1,300
40' folding flat rack	16	$1,700	16	$1,700	16	$1,700
20' open top	15	$1,500	15	$1,500	15	$1,500
40' open top	14	$2,500	14	$2,500	14	$2,500
Tank containers	20	10% of cost	20	10% of cost	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2018 and 2017 were as follows:

	2018			2017
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,632,927	$(381,929)	$1,250,998	$1,497,557	$(347,910)	$1,149,647
40'	191,354	(69,463)	121,891	223,916	(75,610)	148,306
40' high cube	2,376,975	(540,349)	1,836,626	2,043,253	(476,238)	1,567,015
45' high cube dry van	29,305	(10,034)	19,271	29,010	(8,494)	20,516
Refrigerated containers:
20'	20,883	(6,153)	14,730	24,062	(5,394)	18,668
20' high cube	5,148	(2,714)	2,434	5,139	(2,327)	2,812
40' high cube	1,030,078	(279,661)	750,417	1,002,843	(229,465)	773,378
Open top and flat rack containers:
20' folding flat	16,641	(4,068)	12,573	16,595	(3,525)	13,070
40' folding flat	46,182	(16,052)	30,130	43,334	(14,394)	28,940
20' open top	13,152	(1,419)	11,733	10,837	(1,237)	9,600
40' open top	27,629	(5,086)	22,543	26,690	(4,469)	22,221
Tank containers	65,963	(5,293)	60,670	40,729	(3,292)	37,437
	$5,456,237	$(1,322,221)	$4,134,016	$4,963,965	$(1,172,355)	$3,791,610

Fixed assets are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the assets, ranging from three to seven years.

Impairment of Container Rental Equipment and Containers Held for Sale

The Company reviews its containers for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the containers to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment on the Company’s leasing equipment for the years ended December 31, 2018, 2017 and 2016. In addition, containers identified as being available for sale are valued at the lower of carrying value or fair value, less costs to sell.

The Company evaluates the recoverability of the recorded amounts of containers that are unlikely to be recovered from lessees in default. The Company also records impairments to write-down the value of containers held for sale to their estimated fair value less cost to sell. The fair value was estimated based on recent gross sales proceeds for sales of similar containers. When containers are retired or otherwise disposed of, the cost and related accumulated depreciation is removed, and any resulting gain or loss is recognized. Any subsequent increase in fair value less cost to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized.

The Company recorded the following impairments that are included in container impairment in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
Impairment to write down the value of containers held for sale to their estimated fair value less cost to sell	$14,872	$15,475	$66,455
Impairment on containers from a bankrupt customer in 2016 and customer that became insolvent in 2015	—	—	22,961
Impairment for containers that were unlikely to be recovered from lessees in default (see Note 3 "Insurance Receivable and Impairment")	12,980	3,822	5,207
Reversal of previously recorded impairments on containers held for sale due to rising used container prices during the year	(1,077)	(11,225)	—
Container impairment	$26,775	$8,072	$94,623

During the years ended December 31, 2018, 2017 and 2016, the Company recorded the following net gain on sale of containers, included in gain on sale of owned fleet containers, net in the consolidated statements of comprehensive income (loss):

	2018		2017		2016
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	28,291	$14,563	56,862	$18,662	118,071	$9,151
Gain (loss) on sale of owned fleet containers not written down, net	79,119	21,508	55,505	7,548	20,319	(2,390)
Gain on sale of owned fleet containers, net	107,410	$36,071	112,367	$26,210	138,390	$6,761

If other containers are subsequently identified as available for sale, the Company may incur additional write-downs or may incur losses on the sale of these containers if they are sold. The Company will continue to evaluate the recoverability of recorded amounts of containers and a write-down of certain containers held for continued use and/or an increase in its depreciation rate may be required in future periods for some or all containers.

(k)	Income Taxes

The Company uses the asset and liability method to account for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when the realization of a deferred tax asset is deemed to be unlikely.

The Company also accounts for income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in the recognition or measurement are reflected in the period in which the change in judgment occurs. If there are findings in future regulatory examinations of the Company’s tax returns, those findings may result in an adjustment to income tax expense.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense.

(l)	Debt Issuance Costs

The Company capitalizes costs directly associated with the issuance or modification of its debt and the balance of the debt issuance costs, net of amortization, are netted against the debt recorded in the consolidated balance sheets.

Debt issuance costs are amortized using the interest rate method and the straight-line method over the general terms of the related fixed principal payment debt and the related revolving debt facilities, respectively, and the amortization is recorded in the consolidated statements of comprehensive income (loss) as interest expense.  In 2018, 2017 and 2016, debt issuance costs of $10,285, $27,702 and $5,969, respectively, were capitalized and amortization of debt issuance costs of $8,400, $13,201 and $9,465, respectively, were recorded in interest expense.

When the Company’s debt is modified or terminated, any unamortized debt issuance costs related to a decrease in borrowing capacity with any of the Company’s lenders is immediately written-off and recorded in write-off of unamortized deferred debt issuance costs and bond discounts. In 2018, write-off of unamortized deferred debt issuance costs and bond discounts included $529 and $352 of write-offs of unamortized debt issuance costs related to the amendment of the TL Revolving Credit Facility and the termination of the TL Term Loan, respectively, (see Note 12 “Debt and Derivative Instruments”). In 2017, write-off of unamortized deferred debt issuance costs and bond discounts included $238, $6,516 and $84 of write-offs of unamortized debt issuance costs related to the amendment of TMCL II’s Secured Debt Facility, the redemption of TMCL III’s 2013-1 Bonds, 2014-1 Bonds, the termination of TMCL III’s 2017-A Notes and the amendment of TAP Funding’s Secured Debt Facility, respectively, (see Note 12 “Debt and Derivative Instruments”). No unamortized debt issuance costs were written-off during the year ended December 31, 2016.

(m)	Concentrations

Although substantially all of the Company’s income from operations is derived from assets employed in foreign countries, virtually all of this income is denominated in U.S. dollars. The Company does pay some of its expenses in various foreign currencies. During 2018, 2017 and 2016, $11,141 or 19%, $15,143 or 25%, and $22,642 or 36%, respectively, of the Company’s direct container expenses – owned fleet were paid in up to 20 different foreign currencies. In accordance with its policy, the Company does not hedge these container expenses as there are no significant payments made in any one foreign currency.

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its foreign concentrations lies with the creditworthiness of the lessees rather than the geographic location of the containers or the domicile of the lessees.

Except for the lessees noted in the tables below, no other single lessee made up greater than 10% of the Company’s lease rental income from its owned fleet during the years ended December 31, 2018, 2017 and 2016, as well, there is no other single lessee that accounted for more than 10% of the Company’s gross accounts receivable as of December 31, 2018 and 2017:

Lease Rental Income - owned fleet	2018	2017	2016
Customer A	14.0%	14.4%	12.0%
Customer B	13.4%	13.6%	14.0%

Gross Accounts Receivable	2018	2017
Customer B	21.3%	12.9%
Customer A	10.7%	13.1%

Total fleet lease rental income, as reported in the consolidated statements of comprehensive income (loss), comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income in 2018, 2017 and 2016:

Total Fleet Lease Rental Income	2018	2017	2016
Customer A	13.7%	14.6%	12.9%
Customer B	13.4%	13.9%	14.6%

The Company currently has containers on-hire to approximately 250 customers. The Company’s customers are mainly international shipping lines, but the Company also leases containers to freight forwarding companies and the U.S. Military. The Company’s five largest container lessees accounted for approximately 49.5%, 49.5% and 48.1% of the Company’s total fleet leasing billings in 2018, 2017 and 2016, respectively. During 2018, 2017 and 2016, revenue from the Company’s 20 largest container lessees by lease billings represented 82.8%, 80.0% and 78.9% of the Company’s total fleet container lease billings, respectively.  A default by any of these major customers could have a material adverse impact on the Company’s business, results from operations and financial condition.

As of December 31, 2018, and 2017, approximately 94.9% and 94.4%, respectively, of the Company’ accounts receivable for its total fleet were from container lessees and customers outside of the U.S. As of December 31, 2018 and 2017, approximately 98.4% and 98.0%, respectively, of the Company’s finance lease receivables for its total fleet were from container lessees and customers outside of the U.S. Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2018, 2017 and 2016.

Country	2018	2017	2016
People's Republic of China	15.0%	14.4%	14.1%
Taiwan	14.6%	13.9%	12.2%
Switzerland	14.1%	15.1%	13.4%
France	13.8%	14.4%	15.3%
Singapore	10.5%	10.9%	8.7%

(n)	Derivative Instruments

The Company has entered into various interest rate swap, collar and cap agreements to mitigate its exposure associated with its variable rate debt. The swap agreements involve payments by the Company to counterparties at fixed rates in return for receipts based upon variable rates indexed to the London Inter Bank Offered Rate (“LIBOR”). The differentials between the fixed and variable rate payments under these agreements are recognized in realized gain (loss) on interest rate swaps, collars and caps, net in the consolidated statements of comprehensive income (loss).

As of the balance sheet dates, none of the derivative instruments are designated by the Company for hedge accounting. The fair value of the derivative instruments is measured at each balance sheet date and the change in fair value is recorded in the consolidated statements of comprehensive income (loss) as unrealized (loss) gain on interest rate swaps, collars and caps, net.

(o)	Share Options and Restricted Share Units

The Company estimates the fair value of all employee share options awarded under its 2015 Share Incentive Plan (the “2015 Plan”), amended and restated from the 2007 Share Incentive Plan (the “2007 Plan”) on May 21, 2015, on the grant date.  The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statements of comprehensive income (loss) as part of general and administrative expenses.

The Company uses the Black-Scholes-Merton (“Black-Scholes”) option-pricing model to determine the estimated fair value for employee share option awards. The Company uses the fair market value of the Company’s common shares on the grant date, discounted for estimated dividends that will not be received by the employees during the vesting period, for determining the estimated fair value for employee restricted share units.  Compensation expense for employee share awards is recognized on a straight-line basis over the vesting period of the award.  Share-based compensation expense of $7,355, $6,083 and $6,573 was recorded during 2018, 2017 and 2016, respectively, for share options and restricted share units awarded to employees under the 2015 Plan. Share-based compensation expense of $6,746, $5,499 and $5,987 was presented as a part of general and administrative expenses, and the remaining balance was presented as a part of distribution to managed fleet owners during 2018, 2017 and 2016, respectively.

(p)	Comprehensive Income

The Company discloses the effect of its foreign currency translation adjustment as a component of other comprehensive income (loss) in the Company’s consolidated statements of comprehensive income (loss).

(q)	Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management evaluates its estimates on an ongoing basis, including those related to the container rental equipment, intangible assets, accounts receivable, income taxes and accruals.

These estimates are based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments regarding the carrying values of assets and liabilities. Actual results could differ from those estimates under different assumptions or conditions.

(r)	Net Income (Loss) Attributable to Textainer Group Holdings Limited Common Shareholders Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) attributable to Textainer Group Holdings Limited common shareholders by the weighted average number of shares outstanding during the applicable period. Diluted EPS reflects the potential dilution that could occur if all outstanding share options were exercised for, and all outstanding restricted share units were converted into, common shares. Potentially dilutive share options and restricted share units that were anti-dilutive under the treasury stock method were excluded from the computation of diluted EPS. A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2018, 2017 and 2016 is presented as follows:

Share amounts in thousands	2018	2017	2016
Numerator:
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$50,378	$19,365	$(52,483)
Denominator:
Weighted average common shares outstanding-- basic	57,200	56,845	56,608
Dilutive share options and restricted share units	287	314	—
Weighted average common shares outstanding-- diluted	57,487	57,159	56,608
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.88	$0.34	$(0.93)
Diluted	$0.88	$0.34	$(0.93)

Anti-dilutive share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,232	1,164	1,361

Given that the Company had a net loss attributable to Textainer Group Holdings Limited common shareholders for the year ended 2016, there was no dilutive effect of share option and restricted share units.

(s)	Fair Value Measurements

The Company utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.
•

Level 2: Inputs other than quoted prices which are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company uses the exchange price notion, which is the price in an orderly transaction between market participants to sell an asset or transfer a liability in the market in which the reporting entity would transact for the asset or liability, that is, the principal or most advantageous market for the asset or liability. The transaction to sell the asset or transfer the liability is a hypothetical transaction at the measurement date, considered from the perspective of a market participant that holds the asset or owes the liability. Therefore, the definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price).

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2018
Assets
Interest rate swaps, collars and caps	$—	$5,555	$—
Total	$—	$5,555	$—
Liabilities
Interest rate swaps, collars and caps	$—	$3,639	$—
Total	$—	$3,639	$—
December 31, 2017
Assets
Interest rate swaps, collars and caps	$—	$7,787	$—
Total	$—	$7,787	$—
Liabilities
Interest rate swaps, collars and caps	$—	$81	$—
Total	$—	$81	$—

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2018 and 2017:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2018 and 2017
	(Level 1)	(Level 2)	(Level 3)	Total Impairments (2)
December 31, 2018
Assets
Containers held for sale (1)	$—	$10,898	$—	$14,872
Total	$—	$10,898	$—	$14,872
December 31, 2017
Assets
Containers held for sale (1)	$—	$8,984	$—	$15,475
Total	$—	$8,984	$—	$15,475

(1)

Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Included in container impairment in the accompanying consolidated statements of comprehensive income (loss).

Fair Value of Derivative Instruments

The Company measures the fair value of its interest rate swap, collar and cap agreements using observable (Level 2) market inputs. The valuation also reflects the credit standing of the Company and the counterparties to the interest rate swaps, collars and caps. The valuation technique utilized by the Company to calculate the fair value of the interest rate swaps, collars and caps is the income approach.  This approach represents the present value of future cash flows based upon current market expectations. The Company’s interest rate swap, collar and cap agreements had a fair value asset and a fair value liability of $5,555 and $3,639, respectively, as of December 31, 2018 and a fair value asset and a fair value liability of $7,787 and $81, respectively, as of December 31, 2017, which are inclusive of counterparty risk. The credit valuation adjustment was determined to be $49 (which was an addition to the net fair value) and $31 (which was a reduction to the net fair value) as of December 31, 2018 and 2017, respectively. The change in fair value during 2018, 2017 and 2016 of $(5,790), $4,094 and $6,210, respectively, was recorded in the consolidated statements of comprehensive income (loss) as unrealized (loss) gain on interest rate swaps, collars and caps, net.

Fair Value of Containers Held for Sale

When the Company is required to write down the cost basis of its containers held for sale to fair value less cost to sell, the Company measures the fair value of its containers held for sale under a Level 2 input. The Company relies on its recent sales prices for identical or similar assets in markets, by geography, that are active. At December 31, 2018 and 2017, the carrying value of 8,409 and 7,325 containers identified for sale were net of impairment charges of $5,129 and $4,362, respectively. The net carrying value of these containers identified for sale amounted to $10,898 and $8,984 as of December 31, 2018 and 2017, respectively, and is included in containers held for sale in the consolidated balance sheets. The Company recorded impairments to write down the value of containers identified for sale to their estimated fair value less cost to sell. Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the equipment held for sale. Any subsequent increase in fair value less cost to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized.

Fair Value of Other Assets and Liabilities

The Company calculates the fair value of financial instruments and includes this additional information in the notes to the consolidated financial statements when the fair value is different from the book value of those financial instruments. The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable and payable, net investment in direct financing and sales-type leases, due from affiliates, net, container contracts payable, due to owners, net, debt and interest rate swaps, collars and caps. At December 31, 2018 and 2017, the fair value of the Company’s financial instruments approximated the related book value of such instruments except that, the fair value of net investment in direct financing and sales-type leases (including the short-term balance) was approximately $167,758 and $183,305 at December 31, 2018 and 2017, respectively, compared to book values of $167,060 and $182,624 at December 31, 2018 and 2017, respectively. The fair value of long-term debt (including current maturities) based on the borrowing rates available to the Company was approximately $3,149,755 and $2,995,190 at December 31, 2018 and 2017, respectively, compared to book values of $3,409,827 and $2,990,308 at December 31, 2018 and 2017, respectively.

(t)	Reclassifications and Changes in Presentation

Certain prior period amounts have been reclassified to conform to the current period presentation. During the year ended December 31, 2018, the Company reclassified the amounts out of the separate line items “short-term incentive compensation expense” and “long-term incentive compensation expense” to be included within the line item “general and administrative expense” in the consolidated statements of comprehensive income (loss). For the management fees earned from non-leasing services for the managed fleet, the Company also reclassified the amounts out of the separate line item “management fees” to the separate line item “management fees – non-leasing” in the consolidated statements of comprehensive income (loss). The Company also presented a separate line item for the “trading container margin”, which is the net of “trading container sales proceeds” and “cost of trading containers sold”, in which was reclassified out of the operating expenses, in the consolidated statements of comprehensive income (loss). The changes in presentation has no impact on “net income (loss)”. Also, see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 5 “Revenue from Managed Container Fleet”).

(u)	Recently Issued Accounting Standards and Pronouncements

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 will replace all current U.S. GAAP guidance on this topic. Under ASU 2016-02, lessors will account for leases using an approach that is substantially equivalent to existing U.S. GAAP for sales-type leases, direct financing leases and operating leases and lessors should be precluded from recognizing selling profit and revenue at lease commencement for a lease that does not transfer control of the underlying asset to the lessees. A dual approach is to be applied for lessee accounting with lease classification determined in accordance with the principles in existing lease requirements. Under the new guidance, lessees will be required to recognize the following on the balance sheet for all leases at the commencement date, with an exception for short-term leases and leases that commence at or near the end of the underlying asset’s economic life:

(i)	Right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term; and

(ii)	Lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis.

ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early application permitted. ASU 2016-02 requires the use of the modified retrospective method for all periods presented, with certain practical expedients available to simplify the transition to the new standard. Under the new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. The Company will apply the package of practical expedients to assist in implementation of ASU 2016-02, such as:

•	An entity may elect to apply the provisions of the new lease guidance at the effective date of January 1, 2019, without adjusting the comparative periods presented.

•	A lessor may elect by class of underlying asset to not separate non-lease components of a contract from the lease component to which they relate when specific criteria are met.

•	An entity may elect to use hindsight in determining the lease term and in assessing impairment of the entity’s right-of-use assets.

•

The following expedients must all be elected together: a) An entity need not reassess whether any expired or existing contracts are or contain leases; b) An entity need not reassess the lease classification for any expired or existing leases; and c) An entity need not reassess initial direct costs for any existing leases.

The Company will elect the short-term lease recognition exemption whereby a lease liability and corresponding ROU asset will not be recognized when leases, at the commencement date, have a lease term 12 months or less. The Company will adopt ASU 2016-02 and its related amendments, effective January 1, 2019 and its assessment and evaluation of the impact has been completed. The adoption of ASU 2016-02 will not have a material impact on our consolidated balance sheets and current accounting processes and systems. The accounting for direct financing and sales-type leases will remain substantially unchanged upon adoption of ASU 2016-02. ASU 2016-02 also requires lessors to present all cash receipts from leases, including principal payments received from direct financing and sales-type leases, within operating activities in the consolidated cash flow statements. The Company had estimated that we will recognize right-of-use lease assets and related lease liabilities for existing operating leases where we are the lessee in the range of $12,000 to $15,000, with no impact to our consolidated income statements or consolidated cash flow statements. This estimate represents the net present value of future lease payments payable under operating lease contracts the Company had entered into as at December 31, 2018, and that have commenced or are scheduled to commence by January 1, 2019.

In June 2016, the FASB issued Accounting Standards Update No. 2016-13, Financial Instruments – Credit Losses (Topic 326) (“ASU 2016-13”). This guidance affects net investments in leases and the amendments in this update replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses. The guidance requires the measurement of expected credit losses to be based on relevant information from past events, current conditions, and reasonable and supportable information that affect collectability. ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years and with early adoption permitted for fiscal years beginning after December 15, 2018. Further, ASU 2018-19 was issued in November 2018 to clarify that operating lease receivables should be accounted for under the new leases standard, Topic 842, and are not within the scope of Topic 326. The Company is currently evaluating the potential impact on its consolidated financial statements and related disclosures. The Company expects to complete its assessment of the impact of ASU 2016-13 in fiscal year 2019.

In October 2018, the FASB issued Accounting Standards Update No. 2018-17, Consolidation – Targeted Improvements to Related Party Guidance for Variable Interest Entities (Topic 810) (“ASU 2018-17”). The related party guidance for variable interest entities amends the guidance for determining whether a decision-making fee is a variable interest. The amendments require entities to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety. Therefore, these amendments likely will result in more decision makers not consolidating VIEs. ASU 2018-17 is effective for fiscal years beginning after December 15, 2019 and early adoption is permitted. The Company does not expect the adoption to have a material effect on our consolidated financial statements.